Consolidated Statements of Stockholders' Equity (Deficit) (Parentheticals) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Common stock for cash, per share	$ 0.06
Minimum [Member]
Common stock issued for services, per share	0.06
Maximum [Member]
Common stock issued for services, per share	0.15
Common Stock [Member]
Common stock issued for services, per share	0.07	$ 0.096
Common Stock [Member] | Minimum [Member]
Common stock for cash, per share	0.05	0.04
Common Stock [Member] | Maximum [Member]
Common stock for cash, per share	$ 0.06	$ 0.05